Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Total	Acquisition Accounting Fresh Start [Member]	Common Stock	Common Stock Acquisition Accounting Fresh Start [Member]	Common Class B [Member]	Common Class B [Member] Acquisition Accounting Fresh Start [Member]	Additional Paid-in Capital	Additional Paid-in Capital Acquisition Accounting Fresh Start [Member]	Accumulated Deficit	Accumulated Deficit Acquisition Accounting Fresh Start [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Acquisition Accounting Fresh Start [Member]	Comprehensive Income [Member]
Balance at Dec. 31, 2007	$ 227,631		$ 872		$ 3		$ 290,786		$ (69,985)		$ 5,955
Common Stock, Shares, Outstanding at Dec. 31, 2007			87,105		292
Net loss	(427,563)								(427,563)				(427,563)
Comprehensive income (loss)	(5,688)										(5,688)		(5,688)
Equity-based compensation	5,443						5,443
Issuance common stock for acquisition	0
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures			110
Loss on issuance of common stock under equity-based compensation plans	(1,726)		1				(1,727)
Issuance of common stock to Gores, shares			14,038
Proceeds from Issuance or Sale of Equity	22,611		140				22,471
Issuance of common stock to Gores, value	22,760
Proceeds from Issuance of Warrants	440						440
Tax related to cancellation of vested equity grants	(4,722)						(4,722)
Cancellation of warrants	(19,571)						(19,571)
Balance at Dec. 31, 2008	(203,145)		1,013		3		293,120		(497,548)		267		(433,251)
Common Stock, Shares, Outstanding at Dec. 31, 2008			101,253		292
Net loss	(18,961)								(18,961)				(18,961)
Comprehensive income (loss)	219										219		219
Equity-based compensation	2,110						2,110
Issuance common stock for acquisition	0
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures			777
Loss on issuance of common stock under equity-based compensation plans	(932)		7				(939)
Preferred stock accretion	(6,157)						(6,157)
Issuance of common stock to Gores, value	0
Tax related to cancellation of vested equity grants	(890)						(890)
Balance at Apr. 23, 2009	(227,756)	2,264	1,020	5	3	3	287,244	2,256	(516,509)	0	486	0	(18,742)
Common Stock, Shares, Outstanding at Apr. 23, 2009			102,030	510	292	292
Net loss	(63,600)								(63,600)				(63,600)
Comprehensive income (loss)	111										111		111
Equity-based compensation	3,310						3,310
Issuance common stock for acquisition			232
Issuance common stock for acquisition	1,045		2				1,043
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures			2
Loss on issuance of common stock under equity-based compensation plans	(219)		0				(219)
Conversion of Stock, Shares Converted			1		(292)
Conversion of Stock, Shares Issued			19,799
Preferred stock conversion	81,551		198		(3)		81,353
Preferred stock accretion	(4,661)						(4,661)
Beneficial conversion feature	76,887						76,887
Beneficial conversion feature accreation	(76,887)						(76,887)
Issuance of common stock to Gores, value	0
Tax related to cancellation of vested equity grants	(1,814)						(1,814)
Balance at Dec. 31, 2009	17,984		205		0		81,268		(63,600)		111		(63,489)
Common Stock, Shares, Outstanding at Dec. 31, 2009	20,544,000		20,544		0
Net loss	(31,257)								(31,257)				(31,257)
Comprehensive income (loss)	(111)										(111)		(111)
Equity-based compensation	3,559						3,559
Issuance common stock for acquisition	0
Loss on issuance of common stock under equity-based compensation plans	(459)						(459)
Issuance of common stock to Gores, shares			770
Issuance of common stock to Gores, value	5,000		8				4,992
Gores $10,000 equity commitment (See Note 9)	442						442
Tax related to cancellation of vested equity grants	(1,150)						(1,150)
Balance at Dec. 31, 2010	$ (5,992)		$ 213		$ 0		$ 88,652		$ (94,857)		$ 0		$ (31,368)
Common Stock, Shares, Outstanding at Dec. 31, 2010	21,314,000		21,314		0